ACCOUNTS RECEIVABLE Schedule of movement in the allowance for doubtful accounts (Details) (Trade receivables [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Trade receivables [Member]
Movement in the allowance for doubtful accounts
Balance, beginning of year	$ 2,435	$ 3,642
Bad debt expense	1,077	386
Write-offs and settlements	(1,242)	(1,608)
Foreign exchange	9	15
Balance, end of year	$ 2,279	$ 2,435